Trade Receivables, Other Receivables and Prepayments (Details 2) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Trade Receivables [Line Items]
Trade receivables	$ 12,775,324	$ 9,416,320
Aging analysis, Current [Member]
Trade Receivables [Line Items]
Trade receivables	778,047	1,743,556
Aging analysis, Past due for less than 4 months [Member]
Trade Receivables [Line Items]
Trade receivables	2,458,705	3,546,525
Aging analysis, Past due for more than 4 months [Member]
Trade Receivables [Line Items]
Trade receivables	$ 9,538,573	$ 4,126,240